LEASES (Schedule of Components of Operating Lease Cost) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Operating lease cost:
Operating lease expense		$ 28,771	$ 27,583
Variable lease expense	[1]	1,113	2,123
Sublease income		(477)	(999)
Total operating lease cost		$ 29,407	$ 28,707

[1]	Includes short-term leases, index, maintenance and variable lease costs.